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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21043

                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Schedule of Investments | 12/31/11 (unaudited)

 Principal

 Amount

 USD $

 S&P / Moody's

 Ratings

 Value

 ASSET-BACKED SECURITIES — 2.7% OF NET ASSETS

 TRANSPORTATION — 0.9%

 Airlines — 0.9%

 1,667,805

 (a)

 B-/Caa1

 Aircraft Finance Trust, 0.758%, 5/15/24 (144A)

 $

 783,868

 22,913

 (a)

 B-/Ba3

 Aircraft Finance Trust, 0.778%, 5/15/24 (144A)

 21,080

 874,814

 (a)

 B-/Caa2

 Aviation Capital Group Trust, 0.758%, 11/15/25 (144A)

 419,911

 1,944,203

 (a)

 CCC+/Caa2

 Lease Investment Flight Trust, 0.668%, 7/15/31

 1,249,151

 2,302,212

 (a)

 CC/Ca

 Long Beach Mortgage Loan Trust, 0.484%, 3/25/46

 726,329

 Total Transportation

 $

 3,200,339

 BANKS — 0.5%

 Thrifts & Mortgage Finance — 0.5%

 531,442

 (a)

 AA+/Baa2

 ACE Securities Corp., 1.194%, 12/25/34

 $

 369,864

 234,572

 (a)

 CC/Caa3

 Amortizing Residential Collateral Trust, 1.569%, 1/25/32

 93,851

 280,000

 (a)

 CC/B2

 Bear Stearns Asset Backed Securities Trust, 0.744%, 1/25/47

 95,534

 487,301

 (a)

 CC/Caa1

 Citigroup Mortgage Loan Trust, Inc., 0.354%, 7/25/45

 333,203

 163,201

 (a)

 AAA/Caa2

 FBR Securitization Trust, 0.994%, 10/25/35

 86,608

 946,290

 (a)

 CC/B2

 Home Equity Asset Trust, 0.404%, 3/25/37

 764,792

 250,000

 (a)

 CC/B3

 Security National Mortgage Loan Trust, 6.55%, 4/25/37 (144A)

 173,750

 Total Banks

 $

 1,917,602

 DIVERSIFIED FINANCIALS — 0.4%

 Investment Banking & Brokerage — 0.1%

 500,000

 BBB-/NR

 Bear Stearns Commercial Mortgage Securities, 6.94%, 2/15/35 (144A)

 $

 496,568

 Specialized Finance — 0.3%

 850,000

 BBB-/Baa3

 Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37 (144A)

 $

 853,400

 Total Diversified Financials

 $

 1,349,968

 UTILITIES — 0.9%

 Multi-Utilities — 0.9%

 3,305,095

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 $

 3,090,264

 Total Utilities

 $

 3,090,264

 TOTAL ASSET-BACKED SECURITIES

 (Cost $9,755,702)

 $

 9,558,173

 COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4% OF NET ASSETS

 BANKS — 0.4%

 Thrifts & Mortgage Finance — 0.4%

 1,504,000

 (a)

 CC/Caa2

 Carrington Mortgage Loan Trust, 0.494%, 2/25/37

 $

 820,134

 163,301

 (a)

 BB/Ba3

 Carrington Mortgage Loan Trust, 0.414%, 2/25/37

 158,583

 146,199

 (a)

 NR/NR

 JPMorgan Mortgage Trust, 2.592%, 11/25/35

 141,300

 366,441

 (a)

 CC/NR

 WaMu Mortgage Pass-Through Certificates, 5.329%, 12/25/36

 284,387

 Total Banks

 $

 1,404,404

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $1,901,041)

 $

 1,404,404

 CORPORATE BONDS & NOTES — 109.8% OF NET ASSETS

 ENERGY — 13.7%

 Coal & Consumable Fuels — 2.7%

 1,350,000

 BB/Ba3

 Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)

 $

 1,363,500

 3,890,000

 B/Caa1

 Foresight Energy Corp., 9.625%, 8/15/17 (144A)

 3,987,250

 2,125,000

 B+/B2

 James River Coal Co., 7.875%, 4/1/19

 1,604,375

 1,166,000

 B/B3

 Murray Energy Corp., 10.25%, 10/15/15 (144A)

 1,157,255

 1,900,000

 B-/Caa1

 Xinergy Corp., 9.25%, 5/15/19 (144A)

 1,605,500

 $

 9,717,880

 Integrated Oil & Gas — 0.8%

 2,740,000

 BB-/B1

 Northern Tier Energy LLC, 10.5%, 12/1/17 (144A)

 $

 2,931,800

 Oil & Gas Drilling — 3.0%

 NOK

 2,000,000

 (a)

 NR/NR

 Aker Drilling ASA, 10.33%, 2/24/16

 $

 351,880

 NOK

 3,500,000

 NR/NR

 Aker Drilling ASA, 11.0%, 2/24/16

 615,789

 2,462,564

 NR/NR

 DDI Holding AS, 9.3%, 1/19/12 (144A)

 2,425,626

 2,000,000

 NR/NR

 Deep Drilling 1 Pte, Ltd., 12.0%, 12/21/15

 1,920,000

 500,000

 B-/Caa1

 Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)

 486,250

 1,700,000

 CCC+/Caa2

 Ocean Rig UDW, Inc., 9.5%, 4/27/16

 1,551,250

 1,085,000

 B-/B3

 Offshore Group Investments, Ltd., 11.5%, 8/1/15

 1,173,156

 1,900,000

 B/NR

 Pioneer Drilling Co., 9.875%, 3/15/18

 1,985,500

 $

 10,509,451

 Oil & Gas Equipment & Services — 2.4%

 4,073,000

 B+/B1

 American Petroleum Tankers LLC, 10.25%, 5/1/15

 $

 4,154,460

 408,000

 (b)

 NR/NR

 DP Producer AS, 5.93%, 12/5/11 (144A)

 8,160

 3,015,000

 B-/B3

 Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)

 2,653,200

 1,260,000

 B-/Caa1

 Forbes Energy Services, Ltd., 9.0%, 6/15/19

 1,178,100

 650

 (c)

 CCC+/Caa2

 Green Field Energy Services, Inc., 13.0%, 11/15/16 (144A)

 630,500

 238,581

 (b)

 NR/NR

 Nexus 1 Pte., Ltd., 10.5%, 3/7/12 (144A)

 239

 385,386

 (b)

 NR/NR

 PetroProd, Ltd., 6.303%, 1/12/12 (144A)

 385

 $

 8,625,044

 Oil & Gas Exploration & Production — 3.3%

 775,000

 BB-/B2

 Berry Petroleum Co., 10.25%, 6/1/14

 $

 876,719

 390,000

 BB-/B1

 Denbury Resources, Inc., 9.75%, 3/1/16

 429,975

 678,000

 B/B2

 Linn Energy LLC, 11.75%, 5/15/17

 769,530

 2,400,000

 B+/NR

 MIE Holdings Corp., 9.75%, 5/12/16 (144A)

 2,136,000

 2,125,000

 (d)

 NR/NR

 Norse Energy Corp., ASA, 13.5%, 7/14/13 (144A)

 1,062,500

 NOK

 2,000,000

 NR/NR

 Norwegian Energy Co., AS, 10.25%, 4/27/16

 298,260

 NOK

 5,000,000

 NR/NR

 Norwegian Energy Co., AS, 12.9%, 11/20/14

 766,595

 3,660,000

 B-/B3

 Quicksilver Resources, Inc., 7.125%, 4/1/16

 3,641,700

 1,497,000

 B+/Caa1

 Rosetta Resources, Inc., 9.5%, 4/15/18

 1,616,760

 $

 11,598,039

 Oil & Gas Refining & Marketing — 1.0%

 1,000,000

 B+/B1

 Coffeyville Resources LLC, 10.875%, 4/1/17 (144A)

 $

 1,120,000

 2,215,000

 BB+/Ba1

 Tesoro Corp., 9.75%, 6/1/19

 2,486,337

 $

 3,606,337

 Oil & Gas Storage & Transportation — 0.5%

 350,000

 (a)

 BB/Ba1

 Enterprise Products Operating LLC, 8.375%, 8/1/66

 $

 374,500

 1,524,000

 (a)

 BB/Ba1

 Southern Union Co., 3.447%, 11/1/66

 1,421,130

 $

 1,795,630

 Total Energy

 $

 48,784,181

 MATERIALS — 21.6%

 Aluminum — 0.3%

 1,031,694

 (a)(e)

 B/B2

 Noranda Aluminum Acquisition Corp., 4.659%, 5/15/15

 $

 943,017

 Commodity Chemicals — 2.9%

 3,250,000

 NR/NR

 Basell Finance Co., 8.1%, 3/15/27 (144A)

 $

 3,542,500

 2,600,000

 CCC+/NR

 Hexion US Finance Corp., 9.0%, 11/15/20

 2,145,000

 4,500,000

 BBB-/Ba1

 Methanex Corp., 8.75%, 8/15/12

 4,628,988

 $

 10,316,488

 Construction Materials — 1.5%

 5,690,000

 C/Caa3

 AGY Holding Corp., 11.0%, 11/15/14

 $

 2,845,000

 3,000,000

 B-/Caa2

 Texas Industries, Inc., 9.25%, 8/15/20

 2,685,000

 $

 5,530,000

 Diversified Chemicals — 1.4%

 EURO

 350,000

 CC/Caa1

 Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)

 $

 336,221

 2,625,000

 CC/Caa1

 Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)

 2,086,875

 1,775,000

 B/B2

 Kinove German Bondco GmbH, 9.625%, 6/15/18 (144A)

 1,686,250

 EURO

 950,000

 NR/Caa1

 Momentive Performance Materials, Inc., 9.5%, 1/15/21

 900,267

 $

 5,009,613

 Diversified Metals & Mining — 2.2%

 2,180,000

 (b)

 NR/NR

 Aleris International, Inc., 10.0%, 12/15/16

 $

 22

 2,250,000

 B-/B3

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

 1,642,500

 1,725,000

 B-/B2

 Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)

 1,548,187

 4,070,000

 BBB/Baa2

 Teck Resources, Ltd., 10.25%, 5/15/16

 4,680,500

 $

 7,871,209

 Forest Products — 0.9%

 4,000,000

 B-/B3

 Millar Western Forest Products, Ltd., 8.5%, 4/1/21 (144A)

 $

 3,040,000

 Metal & Glass Containers — 2.2%

 1,589,463

 (e)

 B-/Caa1

 Ardagh Finance SA, 11.125%, 6/1/18 (144A)

 $

 1,382,833

 EURO

 2,250,000

 B-/B3

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

 2,526,524

 1,450,000

 CCC+/B3

 BWAY Holdings Co., 10.0%, 6/15/18

 1,544,250

 2,671,916

 (e)

 CCC+/Caa1

 BWAY Parent Co., Inc., 10.125%, 11/1/15

 2,546,670

 $

 8,000,277

 Paper Packaging — 4.0%

 2,000,000

 CC/Caa1

 Berry Plastics Corp., 9.5%, 5/15/18

 $

 2,010,000

 2,657,034

 (d)(e)

 NR/NR

 Corp Durango SAB de CV, 7.0%, 8/27/16

 1,913,064

 2,220,000

 CCC+/Caa1

 Exopack Holdings Corp., 10.0%, 6/1/18 (144A)

 2,220,000

 2,795,000

 B-/Caa1

 Graham Packaging Co., Inc., 9.875%, 10/15/14

 2,840,419

 2,500,000

 NR/B3

 Pretium Packaging LLC, 11.5%, 4/1/16

 2,450,000

 500,000

 BB/B1

 Sealed Air Corp., 8.125%, 9/15/19 (144A)

 547,500

 2,250,000

 NR/NR

 U.S. Corrugated, Inc., 10.0%, 6/1/13

 2,306,250

 $

 14,287,233

 Paper Products — 1.5%

 1,469,000

 BB-/B1

 ABI Escrow Corp., 10.25%, 10/15/18 (144A)

 $

 1,619,573

 600,000

 CCC+/B3

 Appleton Papers, Inc., 11.25%, 12/15/15

 540,000

 2,000,000

 B+/B1

 Appleton Papers, Inc., 10.5%, 6/15/15 (144A)

 1,972,500

 405,000

 BB/Ba3

 Clearwater Paper Corp., 10.625%, 6/15/16

 451,575

 776,000

 B+/B3

 Mercer International, Inc., 9.5%, 12/1/17

 793,460

 $

 5,377,108

 Specialty Chemicals — 0.1%

 575,000

 B/B2

 Vertellus Specialties, Inc., 9.375%, 10/1/15 (144A)

 $

 439,875

 Steel — 4.6%

 4,660,000

 CCC+/Caa2

 Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)

 $

 4,007,600

 2,450,000

 NR/B3

 AM Castle & Co., 12.75%, 12/15/16 (144A)

 2,462,250

 1,200,000

 BB/B2

 APERAM, 7.375%, 4/1/16 (144A)

 1,026,000

 1,960,000

 B/B3

 Atkore International, Inc., 9.875%, 1/1/18

 1,876,700

 2,400,000

 BBB-/Ba1

 CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)

 2,690,400

 2,915,000

 NR/B2

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

 2,893,138

 1,250,000

 B/B3

 Severstal Columbus LLC, 10.25%, 2/15/18

 1,309,375

 $

 16,265,463

 Total Materials

 $

 77,080,283

 CAPITAL GOODS — 9.6%

 Aerospace & Defense — 2.5%

 3,300,000

 B/B3

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $

 3,300,000

 1,465,000

 BB/Ba2

 BE Aerospace, Inc., 8.5%, 7/1/18

 1,604,175

 4,139,000

 B-/B2

 DynCorp International, Inc., 10.375%, 7/1/17 (144A)

 3,600,930

 295,000

 BB-/Ba3

 GeoEye, Inc., 9.625%, 10/1/15

 323,025

 $

 8,828,130

 Building Products — 1.0%

 1,935,000

 (b)

 NR/NR

 Industrias Unidas SA de CV, 11.5%, 11/15/16 (144A)

 $

 1,741,500

 2,375,000

 B-/Caa2

 New Enterprise Stone & Lime Co., 11.0%, 9/1/18 (144A)

 1,947,500

 $

 3,689,000

 Construction & Engineering — 0.4%

 1,500,000

 B+/Ba3

 Abengoa Finance SAU, 8.875%, 11/1/17 (144A)

 $

 1,500,000

 Construction & Farm Machinery & Heavy Trucks — 0.4%

 570,000

 B+/Caa1

 American Railcar Industries, Inc., 7.5%, 3/1/14

 $

 570,000

 774,000

 B+/B3

 Manitowoc Co., Inc., 9.5%, 2/15/18

 824,310

 $

 1,394,310

 Electrical Components & Equipment — 0.6%

 2,000,000

 B/B2

 WireCo WorldGroup, 10.0%, 5/15/17 (144A)

 $

 2,010,000

 Industrial Machinery — 3.3%

 3,180,000

 (b)

 NR/NR

 Indalex Holding Corp., 11.5%, 2/1/14

 $

 11,925

 1,080,000

 B/Caa1

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

 1,077,300

 5,170,000

 CCC+/Caa2

 Mueller Water Products, Inc., 7.375%, 6/1/17

 4,704,700

 2,440,000

 B+/NR

 WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)

 2,171,600

 4,000,000

 B/B3

 Xerium Technologies, Inc., 8.875%, 6/15/18 (144A)

 3,620,000

 $

 11,585,525

 Trading Companies & Distributors — 1.4%

 1,790,000

 B-/B3

 Intcomex, Inc., 13.25%, 12/15/14

 $

 1,709,450

 3,370,000

 B/B1

 Wesco Distribution, Inc., 7.5%, 10/15/17

 3,441,612

 $

 5,151,062

 Total Capital Goods

 $

 34,158,027

 COMMERCIAL & PROFESSIONAL SERVICES — 1.4%

 Diversified Support Services — 1.0%

 4,450

 (c)

 NR/Caa2

 MSX International, Ltd., UK, 12.5%, 4/1/12 (144A)

 $

 3,726,875

 Environmental & Facilities Services — 0.4%

 892,000

 CCC+/B3

 Brickman Group Holdings, Inc., 9.125%, 11/1/18 (144A)

 $

 793,880

 315,000

 BB/B2

 Casella Waste Systems, Inc., 11.0%, 7/15/14

 341,775

 1,275,000

 (a)(b)(f)

 NR/NR

 Ohio Air Quality Development Authority Revenue, 7.29%, 6/8/22 (144A)

 133,492

 $

 1,269,147

 Total Commercial  & Professional Services

 $

 4,996,022

 TRANSPORTATION — 2.3%

 Air Freight & Logistics — 1.5%

 720,000

 CCC+/Caa1

 CEVA Group Plc, 11.625%, 10/1/16 (144A)

 $

 714,600

 EURO

 272,000

 CC/Caa3

 CEVA Group Plc, 10.0%, 12/1/16 (144A)

 220,686

 3,351,000

 CCC+/Caa1

 CEVA Group Plc, 11.5%, 4/1/18 (144A)

 3,024,277

 1,430,000

 B/B3

 Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)

 1,319,175

 $

 5,278,738

 Airlines — 0.2%

 779,000

 BB-/Ba2

 Delta Air Lines, Inc., 9.5%, 9/15/14 (144A)

 $

 802,370

 Railroads — 0.2%

 947,812

 (e)

 CC/Caa3

 Florida East Coast Holdings, 10.5%, 8/1/17 (144A)

 $

 700,196

 Trucking — 0.4%

 1,375,000

 B-/Caa1

 Swift Services Holdings, Inc., 10.0%, 11/15/18

 $

 1,445,469

 Total Transportation

 $

 8,226,773

 AUTOMOBILES & COMPONENTS — 4.9%

 Auto Parts & Equipment — 3.0%

 1,107,000

 B-/Caa1

 Allison Transmission, Inc., 11.0%, 11/1/15 (144A)

 $

 1,167,885

 1,140,000

 B/Caa1

 International Automotive Components Group S.L., 9.125%, 6/1/18 (144A)

 1,020,300

 4,760,000

 CC/Caa1

 Stanadyne Corp., 10.0%, 8/15/14

 4,046,000

 1,500,000

 CCC-/Caa3

 Stanadyne Corp., 12.0%, 2/15/15

 1,400,625

 855,000

 B+/B1

 Tomkins LLC / Tomkins, Inc., 9.0%, 10/1/18

 947,981

 1,879,000

 B+/B1

 Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)

 1,888,395

 $

 10,471,186

 Automobile Manufacturers — 1.7%

 6,000,000

 B/B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.0%, 6/15/19 (144A)

 $

 5,490,000

 500,000

 B/B2

 Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21 (144A)

 455,000

 $

 5,945,000

 Tires & Rubber — 0.2%

 756,000

 B+/B1

 Goodyear Tire & Rubber Co., 10.5%, 5/15/16

 $

 833,490

 Total Automobiles & Components

 $

 17,249,676

 CONSUMER DURABLES & APPAREL — 6.1%

 Homebuilding — 1.6%

 3,115,000

 CC/Caa3

 Beazer Homes USA, Inc., 9.125%, 6/15/18

 $

 2,141,563

 750,000

 CC/Caa3

 Beazer Homes USA, Inc., 9.125%, 5/15/19 (144A)

 511,875

 3,060,000

 B+/B1

 Meritage Homes Corp., 6.25%, 3/15/15

 3,014,100

 $

 5,667,538

 Housewares & Specialties — 3.3%

 1,435,000

 B/B2

 Jarden Corp., 7.5%, 5/1/17

 $

 1,521,100

 3,000,000

 B-/Caa1

 Reynolds Group Holdings, Ltd, 9.0%, 4/15/19 (144A)

 2,850,000

 3,690,000

 B/B2

 Yankee Acquisition Corp., 8.5%, 2/15/15

 3,726,900

 2,500,000

 CCC+/B3

 Yankee Acquisition Corp., 9.75%, 2/15/17

 2,437,500

 1,425,000

 (e)

 CCC+/Caa1

 YCC Holdings LLC, 10.25%, 2/15/16 (144A)

 1,246,875

 $

 11,782,375

 Leisure Products — 1.2%

 EURO

 1,000,000

 CC/Caa1

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

 $

 824,325

 4,000,000

 B/B2

 Icon Health & Fitness, 11.875%, 10/15/16 (144A)

 3,250,000

 $

 4,074,325

 Total Consumer Durables & Apparel

 $

 21,524,238

 CONSUMER SERVICES — 4.3%

 Business Services — 0.7%

 400,000

 B-/Caa1

 Interactive Data Corp., 10.25%, 8/1/18

 $

 438,000

 2,600,000

 B-/Caa2

 Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18

 1,917,500

 $

 2,355,500

 Casinos & Gaming — 1.0%

 1,650,000

 (b)

 NR/NR

 Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A)

 $

 528,000

 975,000

 B+/B2

 FireKeepers Development Authority, 13.875%, 5/1/15 (144A)

 1,106,625

 1,475,000

 NR/NR

 Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)

 1,224,250

 1,375,000

 (b)

 NR/NR

 Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A)

 61,875

 740,000

 CC/Caa2

 Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)

 418,100

 $

 3,338,850

 Education Services — 0.2%

 555,000

 B/B2

 Cambium Learning Group, Inc., 9.75%, 2/15/17 (144A)

 $

 538,350

 Hotels, Resorts & Cruise Lines — 0.4%

 1,500,000

 B-/B3

 Seven Seas Cruises S de RL LLC, 9.125%, 5/15/19 (144A)

 $

 1,533,750

 Restaurants — 1.1%

 4,055,000

 (d)

 CCC+/Caa1

 Burger King Capital Holdings LLC, 0.0%, 4/15/19 (144A)

 $

 2,524,237

 1,400,000

 B-/B3

 Burger King Corp., 9.875%, 10/15/18

 1,524,250

 $

 4,048,487

 Specialized Consumer Services — 0.9%

 500,000

 B/B2

 Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18

 $

 517,500

 3,000,000

 CCC+/B3

 StoneMor Operating LLC, 10.25%, 12/1/17

 2,797,500

 $

 3,315,000

 Total Consumer Services

 $

 15,129,937

 MEDIA — 5.9%

 Advertising — 1.6%

 2,900,000

 NR/B3

 Good Sam Enterprises LLC, 11.5%, 12/1/16

 $

 2,842,000

 2,690,000

 B+/B2

 MDC Partners, Inc., 11.0%, 11/1/16

 2,878,300

 $

 5,720,300

 Broadcasting — 1.8%

 3,638,075

 (e)

 CCC+/Caa3

 Intelsat Bermuda, Ltd., 11.5%, 2/4/17

 $

 3,510,742

 EURO

 1,200,000

 B/B1

 Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)

 1,370,847

 535,000

 B-/Caa1

 Telesat Canada, 11.0%, 11/1/15

 574,456

 800,000

 B-/Caa1

 Telesat Canada, 12.5%, 11/1/17

 894,000

 $

 6,350,045

 Cable — 0.8%

 1,096,054

 B/B2

 CCH II LLC/CCH II Capital Corp., 13.5%, 11/30/16

 $

 1,265,942

 1,500,000

 CCC+/Caa1

 Ono Finance II PLC, 10.875%, 7/15/19 (144A)

 1,335,000

 EURO

 350,000

 CCC+/Caa1

 Ono Finance II PLC, 11.125%, 7/15/19 (144A)

 349,852

 $

 2,950,794

 Movies & Entertainment — 0.9%

 2,765,000

 CCC+/Caa1

 AMC Entertainment, Inc., 9.75%, 12/1/20 (144A)

 $

 2,626,750

 600,000

 B-/B3

 Production Resource Group, Inc., 8.875%, 5/1/19 (144A)

 547,500

 $

 3,174,250

 Publishing — 0.8%

 1,400,000

 CCC+/Caa2

 Cengage Learning Acquisitions, Inc., 10.5%, 1/15/15 (144A)

 $

 1,004,500

 2,200,000

 B/B3

 MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)

 1,925,000

 $

 2,929,500

 Total Media

 $

 21,124,889

 RETAILING — 2.0%

 Distributors — 0.7%

 2,862,000

 B/B2

 Minerva Overseas II, Ltd., 10.875%, 11/15/19 (144A)

 $

 2,525,715

 Internet Retail — 1.3%

 4,340,000

 B/B3

 Ticketmaster Entertainment, Inc., 10.75%, 8/1/16

 $

 4,622,100

 Total Retailing

 $

 7,147,815

 FOOD, BEVERAGE & TOBACCO — 4.3%

 Agricultural Products — 1.6%

 5,622,000

 B+/B3

 Southern States Cooperative, Inc., 11.25%, 5/15/15 (144A)

 $

 5,903,100

 Packaged Foods & Meats — 1.8%

 775,000

 NR/B1

 Bertin, Ltd., 10.25%, 10/5/16 (144A)

 $

 776,937

 1,500,000

 B-/B3

 FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

 1,327,500

 500,000

 B+/B1

 Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)

 437,500

 4,000,000

 B-/Caa1

 Pilgrim's Pride Corp., 7.875%, 12/15/18

 3,760,000

 $

 6,301,937

 Tobacco — 0.9%

 3,450,000

 B/B2

 Alliance One International, Inc., 10.0%, 7/15/16

 $

 3,105,000

 Total Food, Beverage & Tobacco

 $

 15,310,037

 HOUSEHOLD & PERSONAL PRODUCTS — 0.3%

 Personal Products — 0.3%

 1,050,000

 B/B2

 Revlon Consumer Products Corp, 9.75%, 11/15/15

 $

 1,116,938

 Total Household & Personal Products

 $

 1,116,938

 HEALTH CARE EQUIPMENT & SERVICES — 7.3%

 Health Care Equipment & Services — 1.5%

 3,000,000

 CCC+/Caa2

 Accellent, Inc., 10.0%, 11/1/17

 $

 2,422,500

 3,000,000

 B-/Caa1

 IVD Acquisition Corp., 11.125%, 8/15/19 (144A)

 3,105,000

 $

 5,527,500

 Health Care Facilities — 1.0%

 535,000

 B-/B3

 HCA, Inc., 6.25%, 2/15/13

 $

 545,700

 84,000

 BB/B2

 HCA, Inc., 9.875%, 2/15/17

 91,770

 3,475,000

 B-/B3

 Kindred Healthcare, Inc., 8.25%, 6/1/19

 2,919,000

 62,000

 CCC+/Caa1

 Vanguard Health Systems, Inc., 2/1/16

 38,750

 $

 3,595,220

 Health Care Services — 3.0%

 1,987,000

 B-/Caa1

 BioScrip, Inc., 10.25%, 10/1/15

 $

 1,962,163

 2,527,000

 CC/Caa2

 Gentiva Health Services, Inc., 11.5%, 9/1/18

 2,075,299

 3,725,000

 CCC+/Caa1

 Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)

 3,576,000

 3,175,000

 CCC+/Caa1

 WP Rocket Merger Sub, Inc., 10.125%, 7/15/19 (144A)

 2,992,437

 $

 10,605,899

 Health Care Supplies — 1.5%

 1,000,000

 B/Caa1

 Bausch & Lomb, Inc., 9.875%, 11/1/15

 $

 1,050,000

 4,085,000

 (e)

 B-/B3

 Biomet, Inc., 10.375%, 10/15/17

 4,422,012

 $

 5,472,012

 Health Care Technology — 0.3%

 900,000

 NR/Caa1

 Emdeon, Inc., 11.0%, 12/31/19 (144A)

 $

 941,625

 Total Health Care Equipment & Services

 $

 26,142,256

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES — 2.7%

 Biotechnology — 1.3%

 1,400,000

 B/Caa1

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $

 1,249,500

 4,104,000

 B+/Caa1

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

 3,252,420

 $

 4,501,920

 Life Sciences Tools & Services — 1.0%

 3,461,893

 (e)

 B/Caa1

 Catalent Pharma Solutions, Inc., 9.5%, 4/15/15

 $

 3,557,095

 Pharmaceuticals — 0.4%

 2,020,000

 NR/NR

 KV Pharmaceutical Co., 12.0%, 3/15/15 (144A)

 $

 1,383,700

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 9,442,715

 BANKS — 1.2%

 Diversified Banks — 0.3%

 1,265,000

 (a)(g)

 BB+/Ba3

 ABN Amro North American Holding Preferred Capital Repackage Trust I, 6.523% (144A)

 $

 861,781

 400,000

 (a)

 NR/Ba2

 Banco Macro SA, 10.75%, 6/7/12

 272,000

 $

 1,133,781

 Regional Banks — 0.9%

 1,225,000

 (a)(g)

 BBB/Baa3

 PNC Financial Services Group, Inc., 8.25%

 $

 1,253,426

 1,790,000

 (a)(g)

 BBB+/Baa1

 State Street Capital Trust III, 5.536%

 1,760,877

 $

 3,014,303

 Total Banks

 $

 4,148,084

 DIVERSIFIED FINANCIALS — 3.5%

 Asset Management & Custody Banks — 0.3%

 975,000

 (d)

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $

 1,034,656

 Investment Banking & Brokerage — 0.4%

 2,325,000

 (a)(g)

 BB+/Baa2

 Goldman Sachs Capital II, 5.793%

 $

 1,429,875

 Multi-Sector Holdings — 0.6%

 2,200,000

 B/B2

 Constellation Enterprises, 10.625%, 2/1/16 (144A)

 $

 2,068,000

 Specialized Finance — 2.2%

 500,000

 BB+/Baa3

 Capital One Capital V, 10.25%, 8/15/39

 $

 518,750

 695,000

 B+/B2

 National Money Mart Co., 10.375%, 12/15/16

 741,913

 7,140,000

 CCC-/Caa3

 NCO Group, Inc., 11.875%, 11/15/14

 6,747,300

 $

 8,007,963

 Total Diversified Financials

 $

 12,540,494

 INSURANCE — 8.8%

 Insurance Brokers — 4.1%

 3,305,000

 (a)

 CC/Caa1

 Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)

 $

 3,404,150

 100,000

 (a)

 CCC+/B3

 HUB International Holdings, Inc., 9.0%, 12/15/14 (144A)

 100,250

 5,455,000

 (a)

 CCC+/Caa1

 HUB International Holdings, Inc., 10.25%, 6/15/15 (144A)

 5,414,088

 GBP

 1,625,000

 (a)

 NR/B3

 Towergate Finance PLC, 10.5%, 2/15/19 (144A)

 2,032,958

 2,286,000

 (a)

 CC/B3

 U.S.I. Holdings Corp., 4.332%, 11/15/14 (144A)

 2,085,975

 1,610,000

 CC/Caa1

 U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A)

 1,541,575

 $

 14,578,996

 Multi-Line Insurance — 1.5%

 3,075,000

 (a)

 BB/Baa3

 Liberty Mutual Group, Inc., 10.75%, 6/15/88 (144A)

 $

 3,859,125

 1,100,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/69

 1,452,000

 $

 5,311,125

 Property & Casualty Insurance — 1.7%

 5,300,000

 BBB-/Baa3

 Allmerica Financial Corp., 7.625%, 10/15/25

 $

 6,033,085

 120,000

 (a)(g)

 BB+/Ba2

 White Mountains Insurance Group, Ltd., 7.506% (144A)

 109,325

 $

 6,142,410

 Reinsurance — 1.5%

 375,000

 (a)

 BB+/NR

 Blue Fin, Ltd., 4.791%, 4/10/12 (144A)

 $

 372,675

 250,000

 BB-/NR

 Compass Re, Ltd., 10.255%, 1/8/15 - Series CL2 (144A)

 249,325

 250,000

 B+/NR

 Compass Re, Ltd., 11.255%, 1/8/15 - Series CL3 (144A)

 249,200

 350,000

 (a)

 BB+/NR

 Foundation Re III, Ltd., 5.01%, 2/25/15

 348,110

 250,000

 (a)

 BB/NR

 Ibis Re, Ltd., 10.796%, 5/10/12 (144A)

 256,025

 800,000

 (a)

 BB/NR

 Lodestone Re, Ltd., 7.255%, 1/8/14 (144A)

 795,840

 700,000

 (a)

 BB-/NR

 LOMA Reinsurance, Ltd., 10.027%, 12/21/14 (144A)

 718,900

 300,000

 (a)

 CCC+/NR

 Montana Re, Ltd., 13.784%, 12/7/12 (144A)

 297,690

 500,000

 (a)

 BB-/NR

 Queen Street II Capital, Ltd., 7.505%, 4/9/14 (144A)

 498,500

 450,000

 (a)

 B-/NR

 Residential Reinsurance 2010, Ltd., 12.005%, 12/6/16 (144A)

 449,100

 250,000

 (a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 8.905%, 12/6/15 (144A)

 247,000

 250,000

 (a)

 NR/NR

 Residential Reinsurance 2011, Ltd., 13.255%, 12/6/15 (144A)

 247,350

 500,000

 (a)

 NR/NR

 Successor X, Ltd., 13.0%, 2/25/14 (144A)

 509,100

 $

 5,238,815

 Total Insurance

 $

 31,271,346

 REAL ESTATE — 1.8%

 Real Estate Operating Companies — 1.4%

 98,266

 (a)

 B/NR

 Alto Palermo SA, 11.0%, 6/11/12 (144A)

 $

 29,951

 5,000,000

 B-/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 4,912,500

 $

 4,942,451

 Specialized Real Estate Investment Trusts — 0.4%

 1,500,000

 BB-/Ba3

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $

 1,387,500

 Total Real Estate

 $

 6,329,951

 SOFTWARE & SERVICES — 2.8%

 Application Software — 0.7%

 2,960,000

 B/B3

 Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)

 $

 2,575,200

 Data Processing & Outsourced Services — 1.0%

 1,783,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 1,595,785

 399,000

 B-/Caa1

 First Data Corp., 9.875%, 9/24/15

 375,060

 1,783,000

 NR/NR

 First Data Corp., 12.625%, 1/15/21

 1,551,210

 $

 3,522,055

 Systems Software — 1.1%

 4,282,584

 (e)(h)

 NR/NR

 Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A)

 $

 4,025,629

 Total Software & Services

 $

 10,122,884

 TECHNOLOGY HARDWARE & EQUIPMENT — 0.2%

 Computer Storage & Peripherals — 0.2%

 580,000

 BBB/Baa3

 Seagate Technology International, Inc., 10.0%, 5/1/14 (144A)

 $

 656,125

 Total Technology Hardware & Equipment

 $

 656,125

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0%

 Semiconductors — 0.0%

 CNY

 1,000,000

 NR/NR

 LDK Solar Co., Ltd., 10.0%, 2/28/14

 $

 80,161

 Total Semiconductors & Semiconductor Equipment

 $

 80,161

 TELECOMMUNICATION SERVICES — 3.1%

 Alternative Carriers — 1.0%

 1,932,000

 B+/NR

 PAETEC Holding Corp., 9.5%, 7/15/15

 $

 2,023,770

 1,000,000

 BB-/NR

 PAETEC Holding Corp., 8.875%, 6/30/17

 1,080,000

 600,000

 NR/NR

 PAETEC Holding Corp., 9.875%, 12/1/18

 660,000

 $

 3,763,770

 Integrated Telecommunication Services — 2.1%

 1,100,000

 B/NR

 Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)

 $

 682,000

 4,295,000

 CC/Caa1

 Broadview Networks Holdings, Inc., 11.375%, 9/1/12

 3,436,000

 3,539,000

 CCC+/B3

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 3,286,846

 $

 7,404,846

 Total Telecommunication Services

 $

 11,168,616

 UTILITIES — 2.0%

 Electric Utilities — 1.0%

 310,000

 NR/B2

 Empresa Distribuidora Y Comercializadora Note SA, 9.75%, 10/25/22 (144A)

 $

 254,200

 885,000

 B-/Caa3

 Energy Future Holdings Corp., 10.0%, 1/15/20

 929,250

 1,000,000

 BB/Ba1

 PNM Resources, Inc., 9.25%, 5/15/15

 1,105,000

 2,105,000

 C/Caa3

 Texas Competitive Electric Holdings LLC, 15.0%, 4/1/21

 1,157,750

 350,000

 CC/B2

 Texas Competitive Electric Holdings LLC, 11.5%, 10/1/20 (144A)

 297,063

 $

 3,743,263

 Independent Power Producers & Energy Traders — 1.0%

 1,800,000

 BB-/Ba3

 Intergen NV, 9.0%, 6/30/17 (144A)

 $

 1,894,500

 1,500,000

 NR/B2

 Star Energy Geothermal (Wayang Windu), Ltd., 11.5%, 2/12/15 (144A)

 1,612,562

 $

 3,507,062

 Total Utilities

 $

 7,250,325

 TOTAL CORPORATE BONDS & NOTES

 (Cost $402,982,426)

 $

 391,001,773

 CONVERTIBLE BONDS & NOTES — 6.5% OF NET ASSETS

 ENERGY — 1.4%

 Coal & Consumable Fuels — 0.5%

 1,905,000

 BB-/NR

 Massey Energy Co., 3.25%, 8/1/15

 $

 1,759,744

 Oil & Gas Drilling — 0.6%

 2,265,000

 (d)

 NR/NR

 Hercules Offshore, Inc., 3.375%, 6/1/38

 $

 2,030,006

 Oil & Gas Exploration & Production — 0.3%

 1,340,000

 BB+/Ba3

 Chesapeake Energy Corp., 2.5%, 5/15/37

 $

 1,194,275

 Total Energy

 $

 4,984,025

 MATERIALS — 0.9%

 Diversified Chemicals — 0.9%

 4,000

 (c)

 B+/NR

 Hercules, Inc., 6.5%, 6/30/29

 $

 3,192,500

 Total Materials

 $

 3,192,500

 TRANSPORTATION — 0.6%

 Marine — 0.6%

 1,915,090

 NR/NR

 Horizon Lines, Inc., Series A, 6.0%, 4/15/17

 $

 1,465,044

 1,063,939

 NR/NR

 Horizon Lines, Inc., Series B, 6.0%, 4/15/17

 766,036

 Total Transportation

 $

 2,231,080

 MEDIA — 0.5%

 Movies & Entertainment — 0.5%

 1,832,000

 B-/NR

 Live Nation, Inc., 2.875%, 7/15/27

 $

 1,619,030

 Total Media

 $

 1,619,030

 HEALTH CARE EQUIPMENT & SERVICES — 1.7%

 Health Care Equipment & Services — 0.8%

 2,837,000

 (d)

 BB+/NR

 Hologic, Inc., 2.0%, 12/15/37

 $

 3,102,969

 Health Care Facilities — 0.8%

 780,000

 B/NR

 LifePoint Hospitals, Inc., 3.5%, 5/15/14

 $

 797,550

 1,985,000

 B/B2

 LifePoint Hospitals, Inc., 3.25%, 8/15/25

 2,017,256

 $

 2,814,806

 Health Care Services — 0.1%

 361,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 331,217

 Total Health Care Equipment & Services

 $

 6,248,992

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%

 Semiconductors — 0.4%

 500,000

 NR/NR

 JA Solar Holdings Co., Ltd., 4.5%, 5/15/13

 $

 367,500

 750,000

 NR/NR

 Renesola, Ltd., 4.125%, 3/15/18 (144A)

 355,313

 1,569,000

 NR/NR

 Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13

 655,057

 Total Semiconductors & Semiconductor Equipment

 $

 1,377,870

 TELECOMMUNICATION SERVICES — 1.0%

 Alternative Carriers — 1.0%

 3,025,000

 B/B2

 Time Warner Telecom, Inc., 2.375%, 4/1/26

 $

 3,561,938

 Total Telecommunication Services

 $

 3,561,938

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost $18,498,074)

 $

 23,215,435

 MUNICIPAL BONDS — 4.7% OF NET ASSETS

 Indiana — 0.4%

 1,650,000

 NR/Baa3

 East Chicago Indiana Exempt Facilities Revenue, 7.0%, 1/1/14

 $

 1,612,446

 New Jersey — 1.3%

 4,525,000

 B/B3

 New Jersey Economic Development Authority Revenue, 7.0%, 11/15/30

 $

 4,524,547

 New York — 1.0%

 3,475,000

 BB-/B1

 New York City Industrial Development Agency, 7.625%, 12/1/32

 $

 3,437,123

 North Carolina — 2.0%

 6,300,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 5.6%, 7/1/27

 $

 5,489,757

 1,670,000

 NR/NR

 Charlotte North Carolina Special Facilities Revenue, 7.75%, 2/1/28

 1,672,204

 $

 7,161,961

 TOTAL MUNICIPAL BONDS

 (Cost $12,735,602)

 $

 16,736,077

 MUNICIPAL COLLATERALIZED DEBT OBLIGATION — 0.6%

 3,300,000

 (a)(h)

 NR/NR

 Non-Profit Preferred Funding Trust I, 12.0%, 9/15/37 (144A)

 $

 2,265,450

 TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION

 (Cost $3,293,400)

 $

 2,265,450

 SOVEREIGN DEBT OBLIGATIONS — 1.0% OF NET ASSETS

 Argentina — 0.4%

 1,200,000

 B/B2

 City of Buenos Aires, 12.5%, 4/6/15 (144A)

 $

 1,254,000

 Russia — 0.6%

 1,937,200

 BBB/Baa1

 Russia Government International Bond, 7.5%, 3/31/30

 $

 2,249,574

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost $2,559,954)

 $

 3,503,574

 SENIOR FLOATING RATE LOAN INTERESTS — 6.6% OF NET ASSETS*

 ENERGY — 0.2%

 Coal & Consumable Fuels — 0.2%

 750,000

 NR/NR

 PT Bumi Resources Tbk, Term Loan, 11.274%, 8/7/13

 $

 750,000

 Total Energy

 $

 750,000

 MATERIALS — 0.2%

 Diversified Chemicals — 0.2%

 EUR

 92,817

 B/Ba3

 Ineos Holdings, Ltd., Facility Term Loan B-1, 7.5%, 12/16/13

 $

 121,469

 EUR

 102,027

 B/Ba3

 Ineos Holdings, Ltd., Facility Term Loan C-1, 8.0%, 12/16/14

 133,523

 216,917

 B/Ba3

 Ineos US Finance LLC, Senior Credit Facility Term Loan B-2, 7.5%, 12/16/13

 222,068

 213,665

 B/Ba3

 Ineos US Finance LLC, Senior Credit Facility Term Loan C-2, 8.0%, 12/16/14

 218,740

 Total Materials

 $

 695,800

 CAPITAL GOODS — 0.8%

 Aerospace & Defense — 0.8%

 3,103,024

 BB-/B2

 API Technologies Corp., Term Loan, 7.75%, 6/27/16

 $

 2,963,388

 Total Capital Goods

 $

 2,963,388

 AUTOMOBILES & COMPONENTS — 0.5%

 Auto Parts & Equipment — 0.5%

 1,875,825

 B+/NR

 Metaldyne LLC, Term Loan, 5.25%, 5/18/17

 $

 1,857,067

 Total Automobiles & Components

 $

 1,857,067

 RETAILING — 0.4%

 Specialty Stores — 0.4%

 1,492,500

 B/B2

 Targus Group International, Inc., Term Loan, 11.0%, 5/24/16

 $

 1,440,262

 Total Retailing

 $

 1,440,262

 FOOD, BEVERAGE & TOBACCO — 0.4%

 Packaged Foods & Meats — 0.4%

 1,300,000

 BB-/B2

 Pierre Foods, Inc., Second Lien Term Loan, 11.25%, 9/29/17

 $

 1,291,875

 Total Food, Beverage & Tobacco

 $

 1,291,875

 HEALTH CARE EQUIPMENT & SERVICES — 1.0%

 Health Care Services — 0.6%

 360,127

 B+/B1

 Aveta Inc., NAMM Term Loan, 8.5%, 4/14/15

 $

 357,426

 781,731

 B/B2

 National Specialty Hospitals, Inc., Initial Term Loan, 8.25%, 2/3/17

 730,919

 1,007,417

 NR/B1

 Prime Healthcare Services, Inc., Term Loan B, 7.25%, 4/28/15

 972,157

 $

 2,060,502

 Health Care Technology — 0.3%

 1,330,000

 B/B2

 Medical Card System, Inc., Term Loan, 12.0%, 9/17/15

 $

 1,110,550

 Managed Health Care — 0.1%

 360,127

 NR/B1

 Aveta Inc., MMM Term Loan, 8.5%, 4/14/15

 $

 357,426

 Total Health Care Equipment & Services

 $

 3,528,478

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.4%

 Biotechnology — 0.4%

 1,580,000

 B/Caa1

 Alkermes, Inc., Second Lien Term Loan, 9.5%, 7/6/18

 $

 1,564,200

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 1,564,200

 DIVERSIFIED FINANCIALS — 0.6%

 Other Diversified Financial Services — 0.6%

 443,368

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (EZE) Term Loan, 8.75%, 12/18/17

 $

 436,717

 1,056,633

 B-/B2

 BNY ConvergEX Group LLC, Second Lien (TOP) Term Loan, 8.75%, 12/18/17

 1,040,783

 389,294

 NR/NR

 Long Haul Holdings, Ltd. and PT Bakrie & Brothers Tbk, Tranche A Vallar Loan, 0.0%, 3/2/12

 340,632

 310,706

 B/B2

 Long Haul Holdings, Ltd. and PT Bakrie & Brothers Tbk, Tranche B Vallar Loan, 0.0%, 3/2/12

 271,868

 Total Diversified Financials

 $

 2,090,000

 INSURANCE — 0.7%

 Multi-Line Insurance — 0.7%

 370,522

 B/B2

 AmWINS Group, Inc., Initial Term Loan, 4.737%, 6/8/13

 $

 361,259

 2,250,000

 CCC+/B3

 AmWINS Group, Inc., Second Lien Initial Term Loan, 6.07%, 6/9/14

 2,131,875

 Total Insurance

 $

 2,493,134

 SOFTWARE & SERVICES — 1.2%

 Application Software — 1.2%

 1,700,000

 NR/NR

 Applied Systems, Inc., Second Lien Term Loan, 9.25%, 6/8/17

 $

 1,648,470

 2,500,000

 CCC+/Caa1

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/29/17

 2,431,250

 Total Software & Services

 $

 4,079,720

 UTILITIES — 0.2%

 Electric Utilities — 0.2%

 1,316,443

 CCC/B2

 Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.776%, 10/10/17

 $

 838,136

 Total Utilities

 $

 838,136

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $24,380,715)

 $

 23,592,060

 Shares

 Value

 COMMON STOCKS — 2.4% OF NET ASSETS

 ENERGY — 0.2%

 Oil & Gas Drilling — 0.1%

 13,045

 (i)

 Rowan Companies, Inc.

 $

 395,655

 Oil & Gas Equipment & Services — 0.1%

 45,097

 (i)

 Sevan Marine ASA

 $

 62,946

 45,079

 (i)

 Sevan Marine ASA (New)

 61,939

 $

 124,885

 Total Energy

 $

 520,540

 MATERIALS — 1.3%

 Commodity Chemicals — 0.1%

 26,430

 (i)

 Georgia Gulf Corp.

 $

 515,121

 Diversified Chemicals — 0.9%

 94,230

 Lyondell Basell Industries NV, Class A

 $

 3,061,533

 Diversified Metals & Mining — 0.3%

 1,391,615

 (f)(h)(i)

 Blaze Recycling and Metals LLC Class A Units

 $

 918,466

 3,402

 Freeport-McMoRan Copper & Gold, Inc., Class B

 125,159

 $

 1,043,625

 Total Materials

 $

 4,620,279

 CAPITAL GOODS — 0.1%

 Building Products — 0.1%

 894

 (f)(h)(i)

 Panolam Holdings Co.

 $

 438,060

 Total Capital Goods

 $

 438,060

 TRANSPORTATION — 0.3%

 Airlines — 0.2%

 97,564

 (i)

 Delta Air Lines, Inc.

 $

 789,293

 Marine — 0.1%

 21,278

 Horizon Lines, Inc., Class A

 $

 92,559

 Total Transportation

 $

 881,852

 AUTOMOBILES & COMPONENTS — 0.3%

 Auto Parts & Equipment — 0.3%

 29,909

 Lear Corp.

 $

 1,190,378

 Total Automobiles & Components

 $

 1,190,378

 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE SCIENCES — 0.2%

 Pharmaceuticals — 0.2%

 17,818

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $

 719,134

 Total Pharmaceuticals & Biotechnology & Life Sciences

 $

 719,134

 SOFTWARE & SERVICES — 0.0%

 Systems Software — 0.0%

 10,942

 (f)(h)(i)

 Perseus Holding Corp.

 $

 —

 Total Software & Services

 $

 —

 TOTAL COMMON STOCKS

 (Cost $7,425,951)

 $

 8,370,243

 CONVERTIBLE PREFERRED STOCK — 0.4%

 DIVERSIFIED FINANCIALS — 0.4%

 Other Diversified Financial Services — 0.4%

 1,880

 Bank of America Corp., 7.25%

 $

 1,481,478

 Total Diversified Financials

 $

 1,481,478

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $1,383,242)

 $

 1,481,478

 PREFERRED STOCKS — 0.7% OF NET ASSETS

 DIVERSIFIED FINANCIALS — 0.6%

 Other Diversified Financial Services — 0.6%

 117,000

 (c)

 GMAC Capital Trust I, 8.125%

 $

 2,232,413

 Total Diversified Financials

 $

 2,232,413

 SOFTWARE & SERVICES — 0.1%

 Systems Software — 0.1%

 5,745

 (h)(i)

 Perseus Holding Corp., 14.0%, 4/15/14 (144A)

 $

 198,203

 Total Software & Services

 $

 198,203

 TOTAL PREFERRED STOCKS

 (Cost $2,952,857)

 $

 2,430,616

 RIGHTS/WARRANTS — 0.0% OF NET ASSETS

 ENERGY — 0.0%

 Oil & Gas Equipment & Services — 0.0%

 650

 Green Field Energy Services, Expires 11/15/21 (144A)

 $

 29,250

 Oil & Gas Exploration & Production — 0.0%

 1,310,558

 Norse Energy Corp. ASA, Expires 6/16/15

 $

 17,568

 Total Energy

 $

 46,818

 TOTAL RIGHTS/WARRANTS

 (Cost $23,773)

 $

 46,818

 TOTAL INVESTMENTS IN SECURITIES — 135.8%

 (Cost $487,892,737)(j)(k)

 $

 483,606,101

 OTHER ASSETS AND LIABILITIES — 6.6%

 $

 23,603,622

 PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING DIVIDENDS PAYABLE — (42.4)%

 $

 (151,001,097)

 NET ASSETS APPLICABLE TO COMMON SHAREOWNERS — 100.0%

 $

 356,208,626

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2011, the value of these securities amounted to $198,851,427 or 55.8% of total net assets applicable to common shareowners.

 NR

 Security not rated by S&P or Moody's

 *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2011.

 (a)

 Floating rate note. The ratio shown is the coupon rate at December 31, 2011.

 (b)

 Security is in default and is non-income producing.

 (c)

 Security is priced as a unit.

 (d)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2011.

 (e)

 Payment-in-Kind (PIK) security which may pay interest in the form of additional principal.

 (f)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (g)

 Security is perpetual in nature and has no stated maturity date.

 (h)

Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $10,336,073. The aggregate fair value of $7,845,808 represents 2.2% of the total net assets applicable to common shareowners.

 (i)

 Non-income producing.

 (j)

 At December 31, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $490,402,721 was as follows:

 Aggregate gross unrealized gain in which there is an excess of value over tax cost

 $

 35,594,261

 Aggregate gross unrealized loss in which there is an excess of tax cost over value

 (42,390,881)

 Net unrealized gain

 $

 (6,796,620)

 (k)

 Distributions of investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 78.4

 %

 Canada

 4.8

 %

 Cayman Islands

 2.8

 %

 Netherlands

 2.2

 %

 United Kingdom

 1.8

 %

 Luxembourg

 1.5

 %

 Ireland

 1.3

 %

 Norway

 1.2

 %

 Bermuda

 1.0

 %

 Other (Individually less than 1%)

 5.0

 %

 100.0

 %

 For financial reporting purposes net unrealized loss on investments was $(4,286,636) and cost of investments aggregated $487,892,737.

 Purchases and sales of securities (excluding temporary cash investments) for the period ended December 31, 2011 aggregated $112,456,083 and $117,540,810, respectively.

 Glossary of Terms:

 (A.D.R.) American Depository Receipt

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 CNY

 - Chinese Yuan

 EURO

 - Euro

 GBP

 - British Pound

 NOK

 - Norwegian Krone

 Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as

 Level 2 and securities valued using fair value methods are categorized as Level 3.

 The following is a summary of the inputs used as of December 31, 2011, in valuing the Trust’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Asset backed securities

 $

 —

 $

 9,558,173

 $

 —

 $

 9,558,173

 Collateralized mortgage obligations

 —

 1,404,404

 —

 1,404,404

 Corporate bonds & notes (environmental & facilities services)

 —

 1,135,655

 133,492

 1,269,147

 Corporate bonds & notes (other industries)

 —

 389,732,626

 —

 389,732,626

 Convertible bonds & notes

 —

 23,215,435

 —

 23,215,435

 Municipal bonds

 —

 16,736,077

 —

 16,736,077

 Municipal collateralized debt obligation

 —

 2,265,450

 —

 2,265,450

 Sovereign debt obligations

 —

 3,503,574

 —

 3,503,574

 Floating rate loan interests

 —

 23,592,060

 —

 23,592,060

 Common stocks (diversified metals & mining)

 125,159

 —

 918,466

 1,043,625

 Common stocks (building products)

 —

 —

 438,060

 438,060

 Common stocks (other industries)

 6,888,558

 —

 —

 6,888,558

 Convertible preferred stock

 1,481,478

 —

 —

 1,481,478

 Preferred stock

 —

 2,430,616

 —

 2,430,616

 Rights/Warrants

 46,818

 —

 —

 46,818

 Total

 $

 8,542,013

 $

 473,574,070

 $

 1,490,018

 $

 483,606,101

 Other Financial Instruments*

 $

 —

 $

 126,673

 $

 —

 $

 126,673

 *Other financial instruments include foreign exchange contracts and net unrealized loss on unfunded loan commitments.

 The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

 Balance as

 Realized

 Change in

 Net

 Transfer in

 Balance as

 of 3/31/11

 gain (loss)

 unrealized

 purchase

 and out of

 of 12/31/11

 appreciation

 (sales)

 Level 3*

 (depreciation)

 Corporate bonds & notes (environmental & facilities services)

 $

         133,492

 $

  —

 $

  —

 $

 —

 $

  —

 $

              133,492

 Common stocks (diversified metals & mining)

         960,214

  —

           (41,748)

 —

  —

              918,466

 Common stocks (steel)

         183,244

              247,462

            20,184

 (450,890)

  —

  —

 Common stocks (building products)

         438,060

  —

  —

 —

  —

              438,060

 Ending balance

 $

      1,715,010

 $

              247,462

 $

           (21,564)

 $

 (450,890)

 $

  —

 $

           1,490,018

 * Transfers are calculated beginning of period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 29, 2012

* Print the name and title of each signing officer under his or her signature.